Stock-Based Compensation - Included in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	$ 176,776	$ 192,964	$ 159,325
Cost of product and licensing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	516	724	769
Cost of Professional services and hosting
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	30,968	32,063	17,924
Cost of maintenance and support
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	3,989	3,426	3,537
Research and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	39,038	44,139	32,085
Selling and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	50,310	53,448	57,958
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	$ 51,955	$ 59,164	$ 47,052